Risks Arising From Financial Instruments - Additional Information (Detail) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended
	Jan. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Ownership interest			100.00%
Cerveceria Nacional Dominicana S.A. [member] | Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Ownership interest		85.00%	55.00%
Call Options [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability		$ 0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged		92,400,000
Loss recognized in the profit or loss		508,000,000
Cash inflow (out flow) from reset of derivative contracts to market prices				$ 2,900,000,000
Equity price risk [member] | Share-Based Compensation Plan [member]
Disclosure of detailed information about financial instruments [line items]
Loss recognized in the profit or loss		258,000,000
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability		600,000,000	$ 1,700,000,000	$ 1,700,000,000
Major business combination [member] | Cerveceria Nacional Dominicana S.A. [member] | Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares sold	30.00%
Consideration received	$ 900,000,000
Ownership interest	85.00%
Grupo Modelo [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Loss recognized in the profit or loss		127,000,000
SABMiller Group [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Loss recognized in the profit or loss		$ 123,000,000